Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Reconciliation of Goodwill

Million US dollar	31 December 2017	31 December 2016

Acquisition cost
Balance at end of previous year as reported	136 566	65 099
Adjustments	(669)	—
Balance at end of previous year as adjusted	135 897	65 099
Effect of movements in foreign exchange	4 684	(2 222)
Disposals through the sale of subsidiaries	—	(187)
Acquisitions through business combinations	398	74 886
Reclassified as held for sale	—	(1 008)

Balance at end of the period	140 980	136 566

Impairment losses
Balance at end of previous year	(34)	(38)
Impairment losses	(6)	—
Effect of movements in foreign exchange and other movements	—	4

Balance at end of the period	(40)	(34)

Carrying amount
at 31 December 2016 as reported	136 533	136 533
at 31 December 2016 as adjusted	135 864	135 864
at 31 December 2017	140 940	—

Summary of Carrying Amount of Goodwill Allocated to the Different Business Unit Levels

The carrying amount of goodwill was allocated to the different business unit levels as follows:

Million US dollar Business unit	2017	2016 as reported

SAB	—	73 736
USA	33 277	33 056
Colombia	20 425	—
South Africa	18 551	—
Peru	15 074	—
Mexico	12 580	12 035
Rest of Africa	8 326	—
Australia	6 922	—
Brazil	5 523	5 531
South Korea	4 119	3 652
Ecuador	3 925	—
China	2 914	2 710
Honduras & El Salvador	2 335	—
Canada	2 056	1 892
Other countries	4 913	4 928
Reclassified as held for sale[13]	—	(1 008)

	140 940	136 533

[13]	See also note 22 Assets classified as held for sale and discontinued operations

Summary of Weighted Average Cost of Capital	The WACC applied in US dollar nominal terms were as follows:

Business unit	2017

US	6%
Colombia	7%
South Africa	8%
Mexico	9%
Peru	7%
Ecuador	11%
Australia	6%
Rest of Africa	10%